Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (5,385,409)	$ (770,103)	¥ (2,707,310)	¥ (130,831,274)	$ (18,263,343)	¥ 11,209,523	¥ 7,817,760
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts	4,287,086	613,045		9,125,428	1,273,861	(344,330)	5,216,045
Depreciation and amortization	1,792,636	256,344
Deferred tax assets			86,083	1,217,929	170,016	86,082	(1,304,011)
Amortization of operating lease right-of-use assets						118,320	461,070
Share-based compensation				119,596,950	16,695,091
Changes in operating assets and liabilities:
Accounts receivable	(27,890,752)	(3,988,324)	3,495,199	(11,435,022)	(1,596,268)	(26,005,178)	(9,140,806)
Advance to suppliers	(20,720,364)	(2,962,973)	(11,618,682)	(17,871,377)	(2,494,748)	16,496,102	(10,118,390)
Prepaid expenses and other current assets	265,905	367,315	(1,409,957)	(2,621,766)	(365,984)	(160,373)	59,134
Amounts due from related parties			24,300	24,300	3,392	(24,300)
Accounts payable	2,568,669	367,315	3,816,598	(1,007,930)	(140,702)	977,687	2,830,114
Contract liabilities	1,505,991	215,354	3,433,484	263,487	36,781	1,219,296	(25,609,138)
Income tax payable	20,525	2,935	(5,826)	(21,786)	(3,041)	3,634,706	3,908,566
Accrued expenses and other current liabilities	(4,109,524)	(587,654)	(1,995,476)	4,646,029	648,561	288,199	(3,206,683)
Amounts due to related parties			538,570	513,513	71,684	(143,382)	(64,208)
Lease liabilities						(118,320)	(461,070)
Net cash used in operating activities	(47,665,237)	(6,816,037)	(6,343,017)	(28,401,519)	(3,964,700)	7,234,032	(29,611,617)
Cash flows from investing activities:
Purchase of intangible asset	(2,832,076)	(404,981)
Purchase of other non current asset	(9,240,566)	(1,321,383)
Reclaim payments used to acquire equity instruments of other entities	(4,295,160)	(614,200)		(14,347,600)	(2,002,848)
Net cash used in investing activities	(7,777,482)	(1,112,164)		(14,347,600)	(2,002,848)
Cash flows from financing activities:
Proceeds from borrowings	4,000,000	571,992	4,550,000	4,550,000	635,156	5,000,000	7,600,000
Repayments of borrowings	(4,277,000)	(611,603)	(4,700,000)	(4,973,000)	(694,204)	(7,520,000)	(7,980,000)
Payment for deferred offering cost	(241,833)	(34,582)	(74,600)	(4,984,502)	(695,810)	(5,009,766)
Net proceeds from initial offering	56,271,388	8,046,701		47,372,559	6,612,954
Proceeds from shareholder contributions			53,501,029			31,500,000
Proceeds of loans from related parties							30,000,180
Repayment of loans to related parties						(30,000,000)
Net cash provided by financing activities	55,752,555	7,972,508	53,276,429	41,965,057	5,858,096	(6,029,766)	29,620,180
Net increase in cash	309,836	44,307	46,933,412	(784,062)	(109,452)	1,204,266	8,563
Cash at the beginning of period	468,731	67,027	1,252,793	1,252,793	174,882	48,527	39,964
Cash at the end of period	778,567	111,334	48,186,205	468,731	67,027	1,252,793	48,527
Supplemental disclosure of cash flow information:
Income tax paid	7,625	1,090	5,826	25,994	3,629	16,076	14,116
Interest paid	85,077	12,166	116,650	206,780	28,865	198,746	447,955
Supplemental disclosure of non-cash investing and financing activities
Decrease in lease liabilities due to termination of lease contracts						610,565
Previously Reported
Cash flows from operating activities:
Net loss | ¥				¥ (130,831,274)		¥ 11,209,523	¥ 7,817,760
Cash flows from financing activities:
Cash at the beginning of period		$ 65,430
Cash at the end of period					$ 65,430